5. Risk Management (Details 3)	12 Months Ended
Dec. 31, 2018
Banco do Brasil S/A | Fitch
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	AA(bra)
Banco do Brasil S/A | Moody's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	Aa1.br
Banco do Brasil S/A | Standard Poor's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks
Banco Santander Brasil S/A | Fitch
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks
Banco Santander Brasil S/A | Moody's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	Aaa.br
Banco Santander Brasil S/A | Standard Poor's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	brAAA
Brazilian Federal Savings Bank | Fitch
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	AA(bra)
Brazilian Federal Savings Bank | Moody's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	Aa1.br
Brazilian Federal Savings Bank | Standard Poor's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco Bradesco S/A | Fitch
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Banco Bradesco S/A | Moody's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	Aa1.br
Banco Bradesco S/A | Standard Poor's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	brAAA
Itau Unibanco Holding S/A | Fitch
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Itau Unibanco Holding S/A | Moody's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	Aa1.br
Itau Unibanco Holding S/A | Standard Poor's
SummaryOfRiskManagementLineItems [Line Items]
Credit rating information of the banks	brAAA